ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances for credit losses

		Advances to
		Suppliers,
		Warranty Insurance
	Accounts Receivable	Receivable and
	Trade	Other Receivables
Balance as of December 31, 2021	$47,126	$29,079
Provision for credit losses, net	4,349	1,424
Write-offs	(109)	(18,295)
Foreign exchange effect	(1,436)	(834)
Balance as of December 31, 2022	49,930	11,374
Provision for credit losses, net	7,381	4,633
Write-offs	(2,073)	(242)
Foreign exchange effect	1,564	(163)
Balance as of December 31, 2023	56,802	15,602
Provision for credit losses, net	14,289	24,771
Write-offs	(647)	—
Foreign exchange effect	5,700	(408)
Balance as of December 31, 2024	$76,144	$39,965

Allowances for accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	December 31,	December 31,
	2023	2024
Accounts receivable trade, gross	$961,745	$1,194,913
Allowance for credit losses	(56,802)	(76,144)
Accounts receivable trade, net	$904,943	$1,118,769

Allowances for advances to suppliers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	December 31,	December 31,
	2023	2024
Advances to suppliers, gross	$328,460	$244,703
Allowance for credit losses	(2,424)	(2,141)
Advances to suppliers, net	$326,036	$242,562

Warranty insurance receivable net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	December 31,	December 31,
	2023	2024
Warranty insurance receivable, gross	$84,035	$79,923
Allowance for credit losses	(1,300)	(23,923)
Warranty insurance receivable, net	$82,735	$56,000

Allowances for other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	December 31,	December 31,
	2023	2024
Other receivable, gross	$145,376	$184,139
Allowance for credit losses	(11,878)	(13,901)
Other receivable, net	$133,498	$170,238